Investments - Schedule of Details of Properties Acquired (Details) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2021 USD ($) ft² Day	Dec. 31, 2020 USD ($) cafe	Nov. 12, 2021 Transaction
Real Estate Properties [Line Items]
Number of Transactions | Transaction		15		5
Number of Properties | Property		101	144
Purchase Price	[1]	$ 4,483,401	$ 4,912,134
Multifamily
Real Estate Properties [Line Items]
Number of Transactions | Transaction | Day		8
Number of Properties | Property | Day		37
Sq. Ft. (in thousands)/Units | Unit | ft²		10,861,000
Purchase Price	[1]	$ 2,692,598
Office Building
Real Estate Properties [Line Items]
Number of Transactions | Transaction | Day		1
Number of Properties | Property | Day		3
Sq. Ft. (in thousands)/Units | ft² | ft²		460
Purchase Price	[1]	$ 135,242
Industrial Assets
Real Estate Properties [Line Items]
Number of Transactions | Transaction | Day		5
Number of Properties | Property | Day		60
Sq. Ft. (in thousands)/Units | ft² | ft²		10,380
Purchase Price	[1]	$ 1,560,968
Other Property
Real Estate Properties [Line Items]
Number of Transactions | Transaction | Day		1
Number of Properties | Property | Day		1
Sq. Ft. (in thousands)/Units | ft² | ft²		140
Purchase Price	[1]	$ 94,593
Jacksonville/Naples, FL | Florida Multifamily Portfolio | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			4
Acquisition Date			Jan. 31, 2019
Purchase Price	[1]		$ 104,049
Jacksonville/Naples, FL | Florida Office Portfolio | Office Building
Real Estate Properties [Line Items]
Ownership Interest	[2]		97.00%
Number of Properties | Property | cafe			11
Acquisition Date			May 31, 2019
Purchase Price	[1]		$ 233,287
Jacksonville/Naples, FL | Florida Affordable Housing Portfolio I I | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			4
Acquisition Date			Oct. 31, 2020
Purchase Price	[1]		$ 114,492
FL, CO, TN, OH, AR | U.S. Select Service Portfolio | Hotel
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			8
Acquisition Date			Jan. 31, 2019
Purchase Price	[1]		$ 232,198
Columbus, OH | Columbus Mixed Use Portfolio | Multifamily/Office
Real Estate Properties [Line Items]
Ownership Interest	[2]		96.00%
Number of Properties | Property | cafe			5
Acquisition End Date			Oct. 31, 2019
Acquisition Start Date			Sep. 30, 2019
Purchase Price	[1]		$ 279,513
Columbus, OH | Highlands Portfolio | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		96.00%
Number of Properties | Property | cafe			3
Acquisition Date			Jun. 30, 2020
Purchase Price	[1]		$ 103,228
IL, IN, OH, WI | Midwest Industrial Portfolio | Industrial
Real Estate Properties [Line Items]
Ownership Interest	[2]		95.00%
Number of Properties | Property | cafe			33
Acquisition Date			Nov. 30, 2019
Purchase Price	[1]		$ 322,451
Savannah, GA | Savannah Multifamily | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Jan. 31, 2019
Purchase Price	[1]		$ 36,847
Mesa, AZ | Phoenix Multifamily | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Jan. 31, 2019
Purchase Price	[1]		$ 46,779
Fort Meade, MD | Concord Park Apartments | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Jul. 31, 2019
Purchase Price	[1]		$ 88,203
Charlotte N C | Cascades Apartments | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Oct. 31, 2019
Purchase Price	[1]		$ 109,824
Alexandria, VA | Thornton Apartment | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Oct. 31, 2019
Purchase Price	[1]		$ 181,678
Durham, NC | Exchange on Erwin | Multifamily/Medical Office
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			3
Acquisition Date			Nov. 30, 2019
Purchase Price	[1]		$ 112,385
Scottsdale, AZ | The Griffin | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Dec. 31, 2019
Purchase Price	[1]		$ 96,634
Salt Lake City, UT | Avida Apartments | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Dec. 31, 2019
Purchase Price	[1]		$ 87,381
Salt Lake City, UT | Kalina Way | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Dec. 31, 2020
Purchase Price	[1]		$ 84,281
Various Other States | Southeast Affordable Housing Portfolio | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			22
Purchase Price	[1]		$ 597,160
Various Other States | Mid Atlantic Affordable Housing Portfolio | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			28
Acquisition Date			Oct. 31, 2020
Purchase Price	[1]		$ 537,899
Nashville T N | Nashville Office | Office Building
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Feb. 29, 2020
Purchase Price	[1]		$ 265,404
Nashville T N | Airport Logistics Park | Industrial
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			6
Acquisition Date			Sep. 30, 2020
Purchase Price	[1]		$ 62,806
Chevy Chase M D | Barlow Building | Medical Office
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Mar. 31, 2020
Purchase Price	[1]		$ 162,212
Boston M A | 60 State Street | Office Building
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Mar. 31, 2020
Purchase Price	[1]		$ 613,052
Atlanta G A | The Baxter Decatur | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Aug. 31, 2020
Purchase Price	[1]		$ 82,199
Baltimore, MD | Marshfield Industrial Portfolio | Industrial
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			4
Acquisition Date			Oct. 31, 2020
Purchase Price	[1]		$ 166,800
Ashburn V A | Acadia | Multifamily
Real Estate Properties [Line Items]
Ownership Interest	[2]		100.00%
Number of Properties | Property | cafe			1
Acquisition Date			Dec. 31, 2020
Purchase Price	[1]		$ 191,372

[1]	Purchase price is inclusive of acquisition-related costs.
[2]	Certain of the investments made by the Company provide the seller or the other partner a profits interest based on certain internal rate of return hurdles being achieved. Such investments are consolidated by the Company and any profits interest due to the other partner is reported within non-controlling interests.